Subsequent Events (Details) - USD ($)						3 Months Ended
	Feb. 20, 2026	Feb. 19, 2026	Feb. 18, 2026	Feb. 17, 2026	Feb. 06, 2026	Dec. 31, 2025	Mar. 31, 2026	Apr. 30, 2025	Dec. 31, 2024
Subsequent Events
Common stock, par value (in dollars per share)						$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001
Settlement payable						$ 7,360,000
Number of warrants to purchase shares issued (in shares)						1	1
Price per share (in dollars per share)						$ 11.5	$ 11.5
Best efforts
Subsequent Events
Number of shares issued (in shares)			8,270,000
Offering price (in dollar per share)			$ 0.29
Period of non issuance of common stock following closing date				180 days
Period of non issuance of common stock involving variable rate transaction following closing date				180 days
Placement agent fee, percent				8.00%
Placement agent fee, maximum reimbursement				$ 100,000
Net proceeds			$ 3,440,000
Pre-funded warrants
Subsequent Events
Pre-funded warrants (in shares)		1,262,000
Price per share (in dollars per share)			$ 0.0001
Number of shares called by each warrant			1
Pre-funded warrants | Best efforts
Subsequent Events
Pre-funded warrants (in shares)			5,543,000
Number of warrants to purchase shares issued (in shares)			5,543,000
Offering price of pre-funded warrants (in dollars per share)			$ 0.2899
Common stock purchase warrants
Subsequent Events
Number of warrants to purchase shares issued (in shares)			1.5
Price per share (in dollars per share)			$ 0.29				0.29
Contractual term			5 years
Common stock purchase warrants | Best efforts
Subsequent Events
Pre-funded warrants (in shares)			13,813,000
Number of warrants to purchase shares issued (in shares)			20,719,500
Placement Agent Warrants
Subsequent Events
Price per share (in dollars per share)				$ 0.319			$ 0.319
Contractual term				5 years
Placement Agent Warrants | Best efforts
Subsequent Events
Number of warrants to purchase shares issued (in shares)				690,650
Percent of shares issued				5.00%
Percent of offering price				110.00%
Clear Street Llc
Subsequent Events
Number of shares issued for surrender and cancellation of warrants					4,000,000
Surrender and cancellation of warrants to purchase shares of common stock					805,377
Settlement payable					$ 7,360,000	$ 7,360,000	$ 0
Loss contingency on damaged value						7,500,000
Litigation settlement interest						$ 515,000
Innobation Bio Co. Ltd | CD47 License agreement with InnoBation
Subsequent Events
Company issued a payment	$ 1,000,000
Subsequent Event | Best efforts
Subsequent Events
Number of shares issued (in shares)			8,270,000
Offering price (in dollar per share)			$ 0.29
Period of non issuance of common stock following closing date				180 days
Period of non issuance of common stock involving variable rate transaction following closing date				180 days
Placement agent fee, percent				8.00%
Placement agent fee, maximum reimbursement				$ 100,000
Net proceeds			$ 3,460,000	$ 3,460,000
Subsequent Event | Pre-funded warrants
Subsequent Events
Price per share (in dollars per share)			$ 0.0001
Number of shares called by each warrant			1
Subsequent Event | Pre-funded warrants | Best efforts
Subsequent Events
Pre-funded warrants (in shares)			5,543,000
Number of warrants to purchase shares issued (in shares)			5,543,000
Offering price of pre-funded warrants (in dollars per share)			$ 0.2899
Subsequent Event | Common stock purchase warrants
Subsequent Events
Price per share (in dollars per share)			$ 0.29
Number of shares called by each warrant			1.5
Contractual term			5 years
Subsequent Event | Common stock purchase warrants | Best efforts
Subsequent Events
Pre-funded warrants (in shares)			13,813,000
Number of warrants to purchase shares issued (in shares)			20,719,500
Subsequent Event | Placement Agent Warrants
Subsequent Events
Price per share (in dollars per share)				$ 0.319
Contractual term				5 years
Subsequent Event | Placement Agent Warrants | Best efforts
Subsequent Events
Number of warrants to purchase shares issued (in shares)				690,650
Percent of shares issued				5.00%
Percent of offering price				110.00%
Subsequent Event | Clear Street Llc
Subsequent Events
Number of shares issued for surrender and cancellation of warrants					4,000,000
Common stock, par value (in dollars per share)					$ 0.0001
Surrender and cancellation of warrants to purchase shares of common stock					805,377
Settlement payable					$ 7,360,000
Subsequent Event | Innobation Bio Co. Ltd | CD47 License agreement with InnoBation
Subsequent Events
Company issued a payment	$ 1,000,000